Related Party Balances and Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 25, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Balances and Transactions (Textual)
Revenues aggregated total amount		$ 73	$ 31	$ 139
Aggregate net amounts of lease and maintenance expenses		967	843	624
Reimbursement expenses		40
Administrative and IT services amount		32	39	35
Aggregate amounts		2	15	1
Salary expenses		108	$ 183	$ 180
Affiliates amount of related party		$ 4
Public Offering [Member]
Related Party Balances and Transactions (Textual)
Aggregate amounts	$ 21,279
Offering price	$ 11.00
Purchase of ordinary shares	200,000
Amount invested such of public offering	$ 2,200